TRADE AND OTHER RECEIVABLES (CURRENT) (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)
TRADE AND OTHER RECEIVABLES (CURRENT)
Trade receivables		$ 16,529		$ 10,503
Net trade receivables		16,529		10,503
Other receivables		802,237		290,880
Total net current trade and other receivables	$ 0	$ 818,766	$ 7,114	$ 301,383